N-6	Dec. 31, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	C M LIFE VARIABLE LIFE SEPARATE ACCOUNT I
Entity Central Index Key	0000943863
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.77%(*)	7.90%	8.75%	12.51%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Putnam Investment Management, LLC	0.84%	32.60%	9.01%	6.72%
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.10%	12.78%	0.15%	2.46%
Specialty (41)	PIMCO All Asset Portfolio (Administrative Class)(1) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Syzygy Asset Management	2.08%(*)	14.20%	5.60%	6.77%

Portfolio Companies [Table Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.77%(*)	7.90%	8.75%	12.51%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Putnam Investment Management, LLC	0.84%	32.60%	9.01%	6.72%
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.10%	12.78%	0.15%	2.46%
Specialty (41)	PIMCO All Asset Portfolio (Administrative Class)(1) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Syzygy Asset Management	2.08%(*)	14.20%	5.60%	6.77%

MML Focused Equity Fund (Class II) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	12.51%
MML Foreign Fund (Initial Class) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML Foreign Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	32.60%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	6.72%
PIMCO All Asset Portfolio (Administrative Class) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Syzygy Asset Management
Current Expenses [Percent]	2.08%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	6.77%
PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.46%